Net Income Per Share - Calculation of Net Income Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted | ¥		¥ 2,103,484		¥ 2,970,890	¥ 2,815,775
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		416,914,898		415,316,627	407,009,875
Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted		452,081,642	[1]	451,206,091	433,083,643
Net income per ordinary share attributable to Momo Inc. - basic | (per share)	$ 0.77	¥ 5.05		¥ 7.15	¥ 6.92
Net income per ordinary share attributable to Momo Inc. - diluted | (per share)	$ 0.74	¥ 4.83		¥ 6.76	¥ 6.59

[1]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2018, an incremental weighted average number of 14,821,852 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 11,251,916 ordinary shares resulting from the assumed conversion of convertible senior notes were included.